Fair Value Measurements (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Mortgage loans, net of allowance	$ 5,827	$ 5,748
Policy loans	980	1,008
Liabilities
Short-term debt	300	777
Long-term debt	1,038	991
Level 2 [Member]
Liabilities
Investment contracts
Short-term debt
Long-term debt	1,282
Level 3 [Member]
Liabilities
Investment contracts	19,561
Short-term debt	300
Long-term debt	41
Mortgage loans held-for-investment [Member] | Level 2 [Member]
Investments
Investments
Mortgage loans held-for-investment [Member] | Level 3 [Member]
Investments
Investments	5,988
Policy loans [Member] | Level 2 [Member]
Investments
Investments
Policy loans [Member] | Level 3 [Member]
Investments
Investments	980
Carrying Value [Member]
Liabilities
Investment contracts	20,123	18,318
Short-term debt	300	777
Long-term debt	1,038	991
Carrying Value [Member] | Mortgage loans held-for-investment [Member]
Investments
Mortgage loans, net of allowance	5,827	5,748
Carrying Value [Member] | Policy loans [Member]
Investments
Policy loans	980	1,008
Fair Value [Member]
Liabilities
Investment contracts	19,561	17,992
Short-term debt	300	777
Long-term debt	1,323	1,081
Fair Value [Member] | Mortgage loans held-for-investment [Member]
Investments
Investments	5,988	5,861
Fair Value [Member] | Policy loans [Member]
Investments
Investments	$ 980	$ 1,008